RECLAMATION PROVISION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reclamation provision	$ 11,638,157	$ 6,962,911	$ 4,369,486	$ 4,369,486
Reclamation provision undiscounted value	$ 17,529,198	$ 7,634,138		4,906,656
Risk free interest rate	1.66%	0.67%	0.48%
Durango, Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of the obligations	$ 1,584,420	$ 1,232,626		$ 1,509,344
Risk free interest rate	7.68%	7.00%	7.00%
Inflation rate	6.77%	4.25%		4.25%
Bralorne [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of the obligations	$ 10,053,737	$ 5,730,285		$ 2,860,142
Risk free interest rate	3.46%	4.39%	3.00%
Inflation rate	1.67%	1.79%		2.45%